Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (648,353)	$ (4,279,531)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability		57,883
Gain on settlement of debt	(4,904,081)
Stock-based compensation expense	565,571	798,690
Depreciation and amortization	340,550	540,714
Amortization of debt discount	625,783	1,549,752
Lease liability amortization	(74,292)	(14,958)
Changes in operating assets and liabilities:
Accounts receivable	28,831	(209,938)
Prepaid expenses and other assets	(181,955)	42,852
Accounts payable and accrued liabilities	1,189,069	308,642
Deferred revenue	(163,531)	973,992
Accrued interest	3,398,326	105,577
Deposit		10,414
Net Cash provided by/(used in) Operating Activities	175,918	(115,911)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment for acquisition		(250,000)
Purchase of property and equipment	(167,427)	(96,960)
Net Cash used in Investing Activities	(167,427)	(346,960)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft		3,781
Proceeds from issuance of convertible notes payable	564,070	1,207,800
Repayment of convertible notes payable	(146,663)	(758,346)
Proceeds from stock subscription	20,000
Proceeds from issuance of Series B Preferred Stock		75,000
Redemption of Series B Preferred Stock		(487,730)
Finance lease payments	(10,341)	(41,195)
Proceeds from issuance of notes payable	417,427	1,186,453
Repayment of notes payable	(1,047,218)	(1,957,492)
Proceeds from related parties	229,426	116,238
Repayment to related parties	(21,000)	(86,571)
Net Cash provided by/(used in) Financing Activities	5,701	(742,062)
Net change in cash	14,192	(1,204,933)
Cash, beginning of period	1,712	1,204,933
Cash, end of period	15,904
Supplemental cash flow information
Cash paid for interest	408,160	344,867
Non-cash Investing and Financing transactions:
Common stock issued for exercised cashless warrant		7
Settlement of convertible notes payable through issuance of common stock	332,592	27,812
Common stock issued in conjunction with convertible note		62,493
Resolution of derivative liability upon exercise of warrant		57,883
Settlement of convertible notes payable through issuance of preferred common stock		65,600
Note payable issued for settlement of License fee payable		$ 77,643